FOLEY & LARDNER LLP ATTORNEYS AT LAW
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	August 27, 2007	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 082961-0117

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hennessy Funds Trust File Nos. 033-52154 and 811-07168

Ladies and Gentlemen:

        On behalf of Hennessy Funds Trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 20 to the Trust’s Form N-1A Registration Statement, including exhibits.

        The Trust has designated on the facing sheet of Post-Effective Amendment No. 20 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a). The Trust is filing Post-Effective Amendment No. 20 pursuant to Rule 485(a) because the Trust is establishing one new series, the Hennessy Large Cap Growth Fund. The prospectus and statement of additional information for the other portfolio of Hennessy Funds Trust, the Hennessy Cornerstone Growth Fund, Series II, included in Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A are not changed by the filing of Post-Effective Amendment No. 20 to the Trust’s Registration Statement. The Trust has marked the prospectus and statement of additional information of the Hennessy Large Cap Growth Fund with an “r-tag” at the beginning and at the end of the documents.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Attachments

cc:	Harry Thomas Richard Teigen (all with enclosures, via E-mail)

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.